Condensed Consolidating Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Product and Service [Extensible List]	Advertising [Member]	Advertising [Member]	Advertising [Member]	Advertising [Member]	Advertising [Member]	Advertising [Member]	Advertising [Member]	Advertising [Member]	Advertising [Member]		Advertising [Member]	Advertising [Member]
Net revenues	$ 370,881	$ 428,525	$ 386,110	$ 347,652	$ 406,569	$ 462,659	$ 457,786	$ 448,742	$ 384,457	$ 1,568,856	$ 1,753,644	$ 1,627,222
Operating expenses (income)
Cost, Product and Service [Extensible List]	Advertising [Member]				Advertising [Member]						Advertising [Member]	Advertising [Member]
Direct advertising expenses	$ 131,215				$ 149,494					557,661	$ 590,078	$ 561,848
General and administrative expenses	72,649				82,204					287,874	318,380	289,428
Corporate expenses	17,760				18,491					70,944	84,658	82,896
Depreciation and amortization	60,749				62,313					251,296	250,028	225,261
Gain on disposition of assets	(415)				(2,504)					(9,026)	(7,241)	7,233
Total operating expenses	281,958				309,998					1,158,749	1,235,903	1,166,666
Operating income	88,923				96,571					410,107	517,741	460,556
Loss on extinguishment of debt	21,604				18,179					25,235		15,429
Income before income tax expense	39,339				42,029					248,046	367,889	315,929
Income tax expense	1,010				1,536					4,660	(4,222)	10,697
Net income	38,329				40,493					243,386	372,111	305,232
Statements of Comprehensive Income
Net Income (Loss)	38,329				40,493					243,386	372,111	305,232
Comprehensive income	$ 38,533				$ 38,895					$ 243,635	$ 372,784	$ 303,942
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Revenue, Product and Service [Extensible List]	Advertising [Member]				Advertising [Member]					Advertising [Member]	Advertising [Member]	Advertising [Member]
Net revenues	$ 370,881				$ 406,569					$ 1,568,856	$ 1,753,644	$ 1,627,222
Operating expenses (income)
Cost, Product and Service [Extensible List]	Advertising [Member]				Advertising [Member]					Advertising [Member]	Advertising [Member]	Advertising [Member]
Direct advertising expenses	$ 131,215				$ 149,494					$ 557,661	$ 590,078	$ 561,848
General and administrative expenses	72,649				82,204					287,874	318,380	289,428
Corporate expenses	17,623				18,367					70,457	84,229	82,497
Depreciation and amortization	60,749				62,313					251,296	250,028	225,261
Gain on disposition of assets	(415)				(2,504)					(9,026)	(7,241)	7,233
Total operating expenses	281,821				309,874					1,158,262	1,235,474	1,166,267
Operating income	89,060				96,695					410,594	518,170	460,955
Loss on extinguishment of debt	21,604				18,179					25,235
Interest expense (income), net	27,980				36,363					136,826	149,852	129,198
Other expenses (income)												15,429
Income before income tax expense	39,476				42,153					248,533	368,318	316,328
Income tax expense	1,010				1,536					4,660	(4,222)	10,697
Net income	38,466				40,617					243,873	372,540	305,631
Statements of Comprehensive Income
Net Income (Loss)	38,466				40,617					243,873	372,540	305,631
Foreign currency translation adjustments	204				(1,598)					249	673	(1,290)
Comprehensive income	$ 38,670				$ 39,019					$ 244,122	$ 373,213	$ 304,341
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Lamar Media [Member]
Revenue, Product and Service [Extensible List]	Advertising [Member]				Advertising [Member]					Advertising [Member]	Advertising [Member]	Advertising [Member]
Operating expenses (income)
Cost, Product and Service [Extensible List]	Advertising [Member]				Advertising [Member]					Advertising [Member]	Advertising [Member]	Advertising [Member]
Equity in (earnings) loss of subsidiaries	$ (87,824)				$ (94,214)					$ (404,332)	$ (517,516)	$ (450,791)
Loss on extinguishment of debt	21,604				18,179					25,235
Interest expense (income), net	27,754				35,418					135,224	144,976	129,731
Other expenses (income)												15,429
Income before income tax expense	38,466				40,617					243,873	372,540	305,631
Net income	38,466				40,617					243,873	372,540	305,631
Statements of Comprehensive Income
Net Income (Loss)	38,466				40,617					243,873	372,540	305,631
Comprehensive income	$ 38,466				$ 40,617					$ 243,873	$ 372,540	$ 305,631
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Revenue, Product and Service [Extensible List]	Advertising [Member]				Advertising [Member]					Advertising [Member]	Advertising [Member]	Advertising [Member]
Net revenues	$ 363,612				$ 396,631					$ 1,536,534	$ 1,709,691	$ 1,579,619
Operating expenses (income)
Cost, Product and Service [Extensible List]	Advertising [Member]				Advertising [Member]					Advertising [Member]	Advertising [Member]	Advertising [Member]
Direct advertising expenses	$ 127,415				$ 143,052					$ 533,803	$ 564,877	$ 537,269
General and administrative expenses	71,951				80,528					281,293	310,813	280,874
Corporate expenses	17,366				18,087					69,478	82,652	80,861
Depreciation and amortization	60,066				61,905					249,299	247,191	219,341
Gain on disposition of assets	(415)				(2,504)					(9,036)	(3,103)	(576)
Total operating expenses	276,383				301,068					1,124,837	1,202,430	1,117,769
Operating income	87,229				95,563					411,697	507,261	461,850
Interest expense (income), net	(18)				(35)					(175)	(149)	(99)
Income before income tax expense	87,247				95,598					411,872	507,410	461,949
Income tax expense	632				1,342					5,203	(7,360)	7,879
Net income	86,615				94,256					406,669	514,770	454,070
Statements of Comprehensive Income
Net Income (Loss)	86,615				94,256					406,669	514,770	454,070
Comprehensive income	$ 86,615				$ 94,256					$ 406,669	$ 514,770	$ 454,070
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Revenue, Product and Service [Extensible List]	Advertising [Member]				Advertising [Member]					Advertising [Member]	Advertising [Member]	Advertising [Member]
Net revenues	$ 7,699				$ 10,452					$ 33,965	$ 46,804	$ 50,352
Operating expenses (income)
Cost, Product and Service [Extensible List]	Advertising [Member]				Advertising [Member]					Advertising [Member]	Advertising [Member]	Advertising [Member]
Direct advertising expenses	$ 4,230				$ 6,956					$ 25,501	$ 28,052	$ 27,307
General and administrative expenses	698				1,676					6,581	7,567	8,554
Corporate expenses	257				280					979	1,577	1,636
Depreciation and amortization	683				408					1,997	2,837	5,920
Gain on disposition of assets										10	(4,138)	7,809
Total operating expenses	5,868				9,320					35,068	35,895	51,226
Operating income	1,831				1,132					(1,103)	10,909	(874)
Interest expense (income), net	244				980					1,777	5,025	(413)
Income before income tax expense	1,587				152					(2,880)	5,884	(461)
Income tax expense	378				194					(543)	3,138	2,818
Net income	1,209				(42)					(2,337)	2,746	(3,279)
Statements of Comprehensive Income
Net Income (Loss)	1,209				(42)					(2,337)	2,746	(3,279)
Foreign currency translation adjustments	204				(1,598)					249	673	(1,290)
Comprehensive income	$ 1,413				$ (1,640)					$ (2,088)	$ 3,419	$ (4,569)
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Eliminations [Member]
Revenue, Product and Service [Extensible List]	Advertising [Member]				Advertising [Member]					Advertising [Member]	Advertising [Member]	Advertising [Member]
Net revenues	$ (430)				$ (514)					$ (1,643)	$ (2,851)	$ (2,749)
Operating expenses (income)
Cost, Product and Service [Extensible List]	Advertising [Member]				Advertising [Member]					Advertising [Member]	Advertising [Member]	Advertising [Member]
Direct advertising expenses	$ (430)				$ (514)					$ (1,643)	$ (2,851)	$ (2,728)
Total operating expenses	(430)				(514)					(1,643)	(2,851)	(2,728)
Operating income												(21)
Equity in (earnings) loss of subsidiaries	87,824				94,214					404,332	517,516	450,791
Interest expense (income), net												(21)
Income before income tax expense	(87,824)				(94,214)					(404,332)	(517,516)	(450,791)
Net income	(87,824)				(94,214)					(404,332)	(517,516)	(450,791)
Statements of Comprehensive Income
Net Income (Loss)	(87,824)				(94,214)					(404,332)	(517,516)	(450,791)
Comprehensive income	$ (87,824)				$ (94,214)					$ (404,332)	$ (517,516)	$ (450,791)